PREPAID EXPENSE AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expense and Other Current Assets
Prepaid expense and other current assets consist of the following:

	December 31,
	2017	2018
Spare parts	$5,598,073	$5,011,781
Prepaid value added tax (“VAT”)	-	4,768,552
Prepaid insurance fee	285,650	153,751
Others	805,900	401,417
Total	$6,689,623	$10,335,501